UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23473)

Kurv ETF Trust
(Exact name of registrant as specified in charter)

1 Letterman Dr. Bldg. C Ste. 3-500

San Fransisco, California 94129
(Address of principal executive offices) (Zip code)

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801
(Name and address of agent for service)

(914) 953-8811

Registrant’s telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period: November 30, 2024

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (“Act”), is filed herewith.

Kurv Yield Premium Strategy Amazon (AMZN) ETF
AMZP (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | November 30, 2024
This semi-annual shareholder report contains important information about the Kurv Yield Premium Strategy Amazon (AMZN) ETF for the period of  June 1, 2024, to November 30, 2024. You can find additional information about the Fund at https://www.kurvinvest.com/etf/amzp. You can also request this information by contacting us at (833) 955-5878.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kurv Yield Premium Strategy Amazon (AMZN) ETF	$53	0.99%
KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$3,122,807
Number of Holdings	6
Portfolio Turnover	0%
30-Day SEC Yield	3.41%
30-Day SEC Yield Unsubsidized	3.26%
Visit https://www.kurvinvest.com/etf/amzp for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of November 30, 2024)

Top 10 Issuers	(%)
United States Treasury Bill	93.1%
Amazon.com, Inc.	9.2%
Money Market Funds	4.3%

Security Type	(%)
U.S. Treasury Bills	93.1%
Purchased Options	10.4%
Money Market Funds	4.3%
Written Options	-1.2%
Cash & Other	-6.6%
Changes to Fund’s Investment Adviser or Sub Adviser:
The Fund is now directly advised and managed by Kurv Investment Management without a sub-adviser since November 18, 2024.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
The portfolio manager is Dominique Tersin since November 18, 2024.
Other Material Fund Changes:
The Kurv Yield Premium Strategy ETFs were reorganized into Kurv ETF Trust as of November 18, 2024.
For additional information about the Fund; including its prospectus, financial infromation, holdings, proxy information and other important materials, scan the QR code or visit https://www.kurvinvest.com/etf/amzp.
Kurv Yield Premium Strategy Amazon (AMZN) ETF	PAGE 1	TSR-SAR-78433H733

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your   Kurv Investment Management Inc documents not be householded, please contact Kurv Investment Management Inc at (833) 955-5878, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Kurv Investment Management Inc or your financial intermediary.
Kurv Yield Premium Strategy Amazon (AMZN) ETF	PAGE 2	TSR-SAR-78433H733

Kurv Yield Premium Strategy Apple (AAPL) ETF
AAPY (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | November 30, 2024
This semi-annual shareholder report contains important information about the Kurv Yield Premium Strategy Apple (AAPL) ETF for the period of  June 1, 2024, to November 30, 2024. You can find additional information about the Fund at https://www.kurvinvest.com/etf/aapy. You can also request this information by contacting us at (833) 955-5878.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kurv Yield Premium Strategy Apple (AAPL) ETF	$54	0.99%
KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$1,932,755
Number of Holdings	6
Portfolio Turnover	0%
30-Day SEC Yield	3.51%
30-Day SEC Yield Unsubsidized	3.36%
Visit https://www.kurvinvest.com/etf/aapy for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of November 30, 2024)

Top 10 Issuers	(%)
United States Treasury Bill	81.1%
Money Market Funds	15.5%
Apple, Inc.	1.2%

Security Type	(%)
U.S. Treasury Bills	81.1%
Money Market Funds	15.5%
Purchased Options	3.6%
Written Options	-2.4%
Cash & Other	2.2%
Changes to Fund’s Investment Adviser or Sub Adviser:
The Fund is now directly advised and managed by Kurv Investment Management without a sub-adviser since November 18, 2024.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
The portfolio manager is Dominique Tersin since November 18, 2024.
Other Material Fund Changes:
The Kurv Yield Premium Strategy ETFs were reorganized into Kurv ETF Trust as of November 18, 2024.
For additional information about the Fund; including its prospectus, financial infromation, holdings, proxy information and other important materials, scan the QR code or visit https://www.kurvinvest.com/etf/aapy.
Kurv Yield Premium Strategy Apple (AAPL) ETF	PAGE 1	TSR-SAR-78433H725

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your   Kurv Investment Management Inc documents not be householded, please contact Kurv Investment Management Inc at (833) 955-5878, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Kurv Investment Management Inc or your financial intermediary.
Kurv Yield Premium Strategy Apple (AAPL) ETF	PAGE 2	TSR-SAR-78433H725

Kurv Yield Premium Strategy Google (GOOGL) ETF
GOOP (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | November 30, 2024
This semi-annual shareholder report contains important information about the Kurv Yield Premium Strategy Google (GOOGL) ETF for the period of  June 1, 2024, to November 30, 2024. You can find additional information about the Fund at https://www.kurvinvest.com/etf/goop. You can also request this information by contacting us at (833) 955-5878.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kurv Yield Premium Strategy Google (GOOGL) ETF	$49	0.99%
KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$3,916,149
Number of Holdings	6
Portfolio Turnover	0%
30-Day SEC Yield	3.61%
30-Day SEC Yield Unsubsidized	3.45%
Visit https://www.kurvinvest.com/etf/goop for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of November 30, 2024)

Top 10 Issuers	(%)
United States Treasury Bill	79.1%
Money Market Funds	24.2%
Alphabet, Inc.	-0.2%

Security Type	(%)
U.S. Treasury Bills	79.1%
Money Market Funds	24.2%
Purchased Options	3.4%
Written Options	-3.5%
Cash & Other	-3.2%
Changes to Fund’s Investment Adviser or Sub Adviser:
The Fund is now directly advised and managed by Kurv Investment Management without a sub-adviser since November 18, 2024.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
The portfolio manager is Dominique Tersin since November 18, 2024.
Other Material Fund Changes:
The Kurv Yield Premium Strategy ETFs were reorganized into Kurv ETF Trust as of November 18, 2024.
For additional information about the Fund; including its prospectus, financial infromation, holdings, proxy information and other important materials, scan the QR code or visit https://www.kurvinvest.com/etf/goop.
Kurv Yield Premium Strategy Google (GOOGL) ETF	PAGE 1	TSR-SAR-78433H717

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your   Kurv Investment Management Inc documents not be householded, please contact Kurv Investment Management Inc at (833) 955-5878, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Kurv Investment Management Inc or your financial intermediary.
Kurv Yield Premium Strategy Google (GOOGL) ETF	PAGE 2	TSR-SAR-78433H717

Kurv Yield Premium Strategy Microsoft (MSFT) ETF
MSFY (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | November 30, 2024
This semi-annual shareholder report contains important information about the Kurv Yield Premium Strategy Microsoft (MSFT) ETF for the period of  June 1, 2024, to November 30, 2024. You can find additional information about the Fund at https://www.kurvinvest.com/etf/msft. You can also request this information by contacting us at (833) 955-5878.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kurv Yield Premium Strategy Microsoft (MSFT) ETF	$50	0.99%
KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$2,559,289
Number of Holdings	6
Portfolio Turnover	0%
30-Day SEC Yield	3.62%
30-Day SEC Yield Unsubsidized	3.46%
Visit https://www.kurvinvest.com/etf/msft for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of November 30, 2024)

Top 10 Issuers	(%)
United States Treasury Bill	86.8%
Money Market Funds	11.5%
Microsoft Corp.	-2.2%

Security Type	(%)
U.S. Treasury Bills	86.8%
Money Market Funds	11.5%
Purchased Options	1.8%
Written Options	-4.0%
Cash & Other	3.9%
Changes to Fund’s Investment Adviser or Sub Adviser:
The Fund is now directly advised and managed by Kurv Investment Management without a sub-adviser since November 18, 2024.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
The portfolio manager is Dominique Tersin since November 18, 2024.
Other Material Fund Changes:
The Kurv Yield Premium Strategy ETFs were reorganized into Kurv ETF Trust as of November 18, 2024.
For additional information about the Fund; including its prospectus, financial infromation, holdings, proxy information and other important materials, scan the QR code or visit https://www.kurvinvest.com/etf/msft.
Kurv Yield Premium Strategy Microsoft (MSFT) ETF	PAGE 1	TSR-SAR-78433H782

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your   Kurv Investment Management Inc documents not be householded, please contact Kurv Investment Management Inc at (833) 955-5878, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Kurv Investment Management Inc or your financial intermediary.
Kurv Yield Premium Strategy Microsoft (MSFT) ETF	PAGE 2	TSR-SAR-78433H782

Kurv Yield Premium Strategy Netflix (NFLX) ETF
NFLP (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | November 30, 2024
This semi-annual shareholder report contains important information about the Kurv Yield Premium Strategy Netflix (NFLX) ETF for the period of  June 1, 2024, to November 30, 2024. You can find additional information about the Fund at https://www.kurvinvest.com/etf/nflp. You can also request this information by contacting us at (833) 955-5878.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kurv Yield Premium Strategy Netflix (NFLX) ETF	$56	0.99%
KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$4,236,996
Number of Holdings	6
Portfolio Turnover	0%
30-Day SEC Yield	3.18%
30-Day SEC Yield Unsubsidized	3.02%
Visit https://www.kurvinvest.com/etf/nflp for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of November 30, 2024)

Top 10 Issuers	(%)
United States Treasury Bill	59.3%
Money Market Funds	38.0%
Netflix, Inc.	16.9%

Security Type	(%)
U.S. Treasury Bills	59.3%
Money Market Funds	38.0%
Purchased Options	19.1%
Written Options	-2.2%
Cash & Other	-14.2%
Changes to Fund’s Investment Adviser or Sub Adviser:
The Fund is now directly advised and managed by Kurv Investment Management without a sub-adviser since November 18, 2024.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
The portfolio manager is Dominique Tersin since November 18, 2024.
Other Material Fund Changes:
The Kurv Yield Premium Strategy ETFs were reorganized into Kurv ETF Trust as of November 18, 2024.
For additional information about the Fund; including its prospectus, financial infromation, holdings, proxy information and other important materials, scan the QR code or visit https://www.kurvinvest.com/etf/nflp.
Kurv Yield Premium Strategy Netflix (NFLX) ETF	PAGE 1	TSR-SAR-78433H774

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your   Kurv Investment Management Inc documents not be householded, please contact Kurv Investment Management Inc at (833) 955-5878, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Kurv Investment Management Inc or your financial intermediary.
Kurv Yield Premium Strategy Netflix (NFLX) ETF	PAGE 2	TSR-SAR-78433H774

Kurv Yield Premium Strategy Tesla (TSLA) ETF
TSLP (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | November 30, 2024
This semi-annual shareholder report contains important information about the Kurv Yield Premium Strategy Tesla (TSLA) ETF for the period of  June 1, 2024, to November 30, 2024. You can find additional information about the Fund at https://www.kurvinvest.com/etf/tslp. You can also request this information by contacting us at (833) 955-5878.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kurv Yield Premium Strategy Tesla (TSLA) ETF	$64	0.99%
KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$9,399,724
Number of Holdings	7
Portfolio Turnover	0%
30-Day SEC Yield	3.35%
30-Day SEC Yield Unsubsidized	3.20%
Visit https://www.kurvinvest.com/etf/tslp for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of November 30, 2024)

Top 10 Issuers	(%)
United States Treasury Bill	71.6%
Money Market Funds	24.7%
Tesla, Inc.	18.9%

Security Type	(%)
U.S. Treasury Bills	71.6%
Money Market Funds	24.7%
Purchased Options	21.1%
Written Options	-2.2%
Cash & Other	-15.2%
Changes to Fund’s Investment Adviser or Sub Adviser:
The Fund is now directly advised and managed by Kurv Investment Management without a sub-adviser since November 18, 2024.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
The portfolio manager is Dominique Tersin since November 18, 2024.
Other Material Fund Changes:
The Kurv Yield Premium Strategy ETFs were reorganized into Kurv ETF Trust as of November 18, 2024.
For additional information about the Fund; including its prospectus, financial infromation, holdings, proxy information and other important materials, scan the QR code or visit https://www.kurvinvest.com/etf/tslp.
Kurv Yield Premium Strategy Tesla (TSLA) ETF	PAGE 1	TSR-SAR-78433H766

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your   Kurv Investment Management Inc documents not be householded, please contact Kurv Investment Management Inc at (833) 955-5878, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Kurv Investment Management Inc or your financial intermediary.
Kurv Yield Premium Strategy Tesla (TSLA) ETF	PAGE 2	TSR-SAR-78433H766

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for Semi-Annual Reports.

Item 3. Audit Committee Financial Expert.

Not applicable for Semi-Annual Reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for Semi-Annual Reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for Semi-Annual Reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7(a) of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a) The registrant’s Financial Statements are filed herewith.

Financial Statements
November 30, 2024 (Unaudited)

Kurv ETF Trust
Kurv Yield Premium Strategy Amazon (AMZN) ETF	| AMZP	| Cboe BZX Exchange, Inc.
Kurv Yield Premium Strategy Apple (AAPL) ETF	| AAPY	| Cboe BZX Exchange, Inc.
Kurv Yield Premium Strategy Google (GOOGL) ETF	| GOOP	| Cboe BZX Exchange, Inc.
Kurv Yield Premium Strategy Microsoft (MSFT) ETF	| MSFY	| Cboe BZX Exchange, Inc.
Kurv Yield Premium Strategy Netflix (NFLX) ETF	| NFLP	| Cboe BZX Exchange, Inc.
Kurv Yield Premium Strategy Tesla (TSLA) ETF	| TSLP	| Cboe BZX Exchange, Inc.

Kurv Yield Premium Strategy Amazon (AMZN) ETF
Schedule of Investments
November 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 10.4%
Call Options - 10.4%
Amazon.com, Inc., Expiration: 01/17/2025; Exercise Price: $190.00(a)	$3,180,717	153	$324,743
TOTAL PURCHASED OPTIONS (Cost $267,572)			324,743
		Shares
SHORT-TERM INVESTMENTS - 97.4%
Money Market Funds - 4.3%
Fidelity Government Portfolio - Class Institutional, 4.51%(b)		133,561	133,561
		Par
U.S. Treasury Bills - 93.1%
4.56%, 12/17/2024(c)(d)		$1,297,000	1,294,548
4.48%, 01/07/2025(c)(d)		1,622,000	1,614,760
			2,909,308
TOTAL SHORT-TERM INVESTMENTS (Cost $3,042,548)			3,042,869
TOTAL INVESTMENTS - 107.8% (Cost $3,310,120)			$3,367,612
Liabilities in Excess of Other Assets - (7.8)%			(244,805)
TOTAL NET ASSETS - 100.0%			$3,122,807

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.
(c)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of November 30, 2024 is $2,561,457 which represented 82.0% of net assets.
(d)	The rate shown is the annualized effective yield as of November 30, 2024.
The accompanying notes are an integral part of these financial statements.

1

Kurv Yield Premium Strategy Amazon (AMZN) ETF
Schedule of Written Options
November 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.2)%
Call Options - (0.4)%
Amazon.com, Inc., Expiration: 12/20/2024; Exercise Price: $225.00(a)	$(3,180,717)	(153)	$(11,551)
Put Options - (0.8)%
Amazon.com, Inc., Expiration: 01/17/2025; Exercise Price: $190.00(a)	(3,180,717)	(153)	(26,087)
TOTAL WRITTEN OPTIONS (Premiums received $64,216)			$(37,638)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

2

Kurv Yield Premium Strategy Apple (AAPL) ETF
Schedule of Investments
November 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 3.6%
Call Options - 3.6%
Apple, Inc., Expiration: 01/17/2025; Exercise Price: $235.00(a)	$1,946,106	82	$69,290
TOTAL PURCHASED OPTIONS (Cost $42,494)			69,290
		Shares
SHORT-TERM INVESTMENTS - 96.6%
Money Market Funds - 15.5%
Fidelity Government Portfolio - Class Institutional, 4.51%(b)		299,700	299,700
		Par
U.S. Treasury Bills - 81.1%
4.56%, 12/17/2024(c)(d)		$574,000	572,915
4.47%, 01/07/2025(c)(d)		1,000,000	995,536
			1,568,451
TOTAL SHORT-TERM INVESTMENTS (Cost $1,867,983)			1,868,151
TOTAL INVESTMENTS - 100.2% (Cost $1,910,477)			$1,937,441
Liabilities in Excess of Other Assets - (0.2)%			(4,686)
TOTAL NET ASSETS - 100.0%			$1,932,755

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.
(c)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of November 30, 2024 is $1,506,562 which represented 77.9% of net assets.
(d)	The rate shown is the annualized effective yield as of November 30, 2024.
The accompanying notes are an integral part of these financial statements.

3

Kurv Yield Premium Strategy Apple (AAPL) ETF
Schedule of Written Options
November 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (2.4)%
Call Options - (0.6)%
Apple, Inc., Expiration: 12/20/2024; Exercise Price: $245.00(a)	$(1,946,106)	(82)	$(10,824)
Put Options - (1.8)%
Apple, Inc., Expiration: 01/17/2025; Exercise Price: $235.00(a)	(1,946,106)	(82)	(35,055)
TOTAL WRITTEN OPTIONS (Premiums received $85,334)			$(45,879)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

4

KURV YIELD PREMIUM STRATEGY GOOGLE (GOOGL) ETF
SCHEDULE OF INVESTMENTS
November 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 3.4%
Call Options - 3.4%
Alphabet, Inc., Expiration: 01/17/2025; Exercise Price: $170.00(a)	$ 3,919,640	232	$131,080
TOTAL PURCHASED OPTIONS (Cost $243,855)			131,080
		Shares
SHORT-TERM INVESTMENTS - 103.3%
Money Market Funds - 24.2%
Fidelity Government Portfolio - Class Institutional, 4.51%(b)(c)		947,698	947,698
		Par
U.S. Treasury Bills - 79.1%
4.57%, 12/17/2024(c)(d)		$1,546,000	1,543,078
4.47%, 01/07/2025(c)(d)		1,563,000	1,556,023
			3,099,101
TOTAL SHORT-TERM INVESTMENTS (Cost $4,046,454)			4,046,799
TOTAL INVESTMENTS - 106.7% (Cost $4,290,309)			$4,177,879
Liabilities in Excess of Other Assets - (6.7)%			(261,730)
TOTAL NET ASSETS - 100.0%			$ 3,916,149

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.
(c)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of November 30, 2024 is $3,026,985 which represented 77.3% of net assets.
(d)	The rate shown is the annualized effective yield as of November 30, 2024.
The accompanying notes are an integral part of these financial statements.

5

KURV YIELD PREMIUM STRATEGY GOOGLE (GOOGL) ETF
SCHEDULE OF WRITTEN OPTIONS
November 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (3.5)%
Call Options - (0.2)%
Alphabet, Inc., Expiration: 12/20/2024; Exercise Price: $185.00(a)	$ (3,919,640)	(232)	$(6,960)
Put Options - (3.3)%
Alphabet, Inc., Expiration: 01/17/2025; Exercise Price: $170.00(a)	(3,919,640)	(232)	(130,500)
TOTAL WRITTEN OPTIONS (Premiums received $122,842)			$(137,460)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

6

KURV YIELD PREMIUM STRATEGY MICROSOFT (MSFT) ETF
SCHEDULE OF INVESTMENTS
November 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 1.8%
Call Options - 1.8%
Microsoft Corp., Expiration: 01/17/2025; Exercise Price: $435.00(a)	$2,583,106	61	$45,750
TOTAL PURCHASED OPTIONS (Cost $42,618)			45,750
		Shares
SHORT-TERM INVESTMENTS - 98.3%
Money Market Funds - 11.5%
Fidelity Government Portfolio - Class Institutional, 4.51%(b)		294,979	294,979
		Par
U.S. Treasury Bills - 86.8%
4.56%, 12/17/2024(c)(d)		$1,565,000	1,562,042
4.47%, 01/07/2025(c)(d)		662,000	659,045
			2,221,087
TOTAL SHORT-TERM INVESTMENTS (Cost $2,515,820)			2,516,066
TOTAL INVESTMENTS - 100.1% (Cost $2,558,438)			$2,561,816
Liabilities in Excess of Other Assets - (0.1)%			(2,527)
TOTAL NET ASSETS - 100.0%			$2,559,289

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.
(c)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of November 30, 2024 is $2,198,626 which represented 85.9% of net assets.
(d)	The rate shown is the annualized effective yield as of November 30, 2024.
The accompanying notes are an integral part of these financial statements.

7

KURV YIELD PREMIUM STRATEGY MICROSOFT (MSFT) ETF
SCHEDULE OF WRITTEN OPTIONS
November 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (4.0)%
Call Options - (0.1)%
Microsoft Corp., Expiration: 12/20/2024; Exercise Price: $450.00(a)	$(2,583,106)	(61)	$(3,904)
Put Options - (3.9)%
Microsoft Corp., Expiration: 01/17/2025; Exercise Price: $435.00(a)	(2,583,106)	(61)	(98,820)
TOTAL WRITTEN OPTIONS (Premiums received $145,370)			$(102,724)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

8

Kurv Yield Premium Strategy Netflix (NFLX) ETF
Schedule of Investments
November 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 19.1%
Call Options - 19.1%
Netflix, Inc., Expiration: 01/17/2025; Exercise Price: $730.00(a)	$4,345,369	49	$809,358
TOTAL PURCHASED OPTIONS (Cost $681,930)			809,358
		Shares
SHORT-TERM INVESTMENTS - 97.3%
Money Market Funds - 38.0%
Fidelity Government Portfolio - Class Institutional, 4.51%(b)(c)		1,608,347	1,608,347
		Par
U.S. Treasury Bills - 59.3%
4.56%, 12/17/2024(c)(d)		$768,000	766,548
4.47%, 01/07/2025(c)(d)		1,756,000	1,748,162
			2,514,710
TOTAL SHORT-TERM INVESTMENTS (Cost $4,122,794)			4,123,057
TOTAL INVESTMENTS - 116.4% (Cost $4,804,724)			$4,932,415
Liabilities in Excess of Other Assets - (16.4)%			(695,419)
TOTAL NET ASSETS - 100.0%			$4,236,996

(a)	100 shares per contract.
(b)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.
(c)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of November 30, 2024 is $2,653,774 which represented 62.6% of net assets.
(d)	The rate shown is the annualized effective yield as of November 30, 2024.
The accompanying notes are an integral part of these financial statements.

9

Kurv Yield Premium Strategy Netflix (NFLX) ETF
Schedule of Written Options
November 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (2.2)%
Call Options - (2.0)%
Netflix, Inc., Expiration: 12/20/2024; Exercise Price: $900.00(a)	$(4,345,369)	(49)	$(83,667)
Put Options - (0.2)%
Netflix, Inc., Expiration: 01/17/2025; Exercise Price: $730.00(a)	(4,345,369)	(49)	(11,148)
TOTAL WRITTEN OPTIONS (Premiums received $84,344)			$(94,815)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

10

Kurv Yield Premium Strategy Tesla (TSLA) ETF
Schedule of Investments
November 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 21.1%
Call Options - 21.1%
Tesla, Inc., Expiration: 01/17/2025; Exercise Price: $275.00(a)	$9,043,192	262	$1,981,375
TOTAL PURCHASED OPTIONS (Cost $1,912,153)			1,981,375
		Shares
SHORT-TERM INVESTMENTS - 96.3%
Money Market Funds - 24.7%
Fidelity Government Portfolio - Class Institutional, 4.51%(b)(c)		2,317,191	2,317,191
		Par
U.S. Treasury Bills - 71.6%
4.60%, 12/12/2024(c)(d)		$800,000	798,992
4.56%, 12/17/2024(c)(d)		2,575,000	2,570,134
4.47%, 01/07/2025(c)(d)		3,385,000	3,369,890
			6,739,016
TOTAL SHORT-TERM INVESTMENTS (Cost $9,055,452)			9,056,207
TOTAL INVESTMENTS - 117.4% (Cost $10,967,605)			$11,037,582
Liabilities in Excess of Other Assets - (17.4)%			(1,637,858)
TOTAL NET ASSETS - 100.0%			$9,399,724

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.
(c)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of November 30, 2024 is $6,794,835 which represented 72.3% of net assets.
(d)	The rate shown is the annualized effective yield as of November 30, 2024.
The accompanying notes are an integral part of these financial statements.

11

Kurv Yield Premium Strategy Tesla (TSLA) ETF
Schedule of Written Options
November 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (2.2)%
Call Options - (1.2)%
Tesla, Inc., Expiration: 12/20/2024; Exercise Price: $390.00(a)	$(9,043,192)	(262)	$(113,970)
Put Options - (1.0)%
Tesla, Inc., Expiration: 01/17/2025; Exercise Price: $275.00(a)	(9,043,192)	(262)	(91,700)
TOTAL WRITTEN OPTIONS (Premiums received $490,634)			$(205,670)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

12

Kurv ETF Trust
STATEMENTS OF ASSETS AND LIABILITIES
November 30, 2024 (Unaudited)

	Kurv Yield Premium Strategy Amazon (AMZN) ETF	Kurv Yield Premium Strategy Apple (AAPL) ETF	Kurv Yield Premium Strategy Google (GOOGL) ETF	Kurv Yield Premium Strategy Microsoft (MSFT) ETF	Kurv Yield Premium Strategy Netflix (NFLX) ETF	Kurv Yield Premium Strategy Tesla (TSLA) ETF
ASSETS:
Investments, at value	$3,367,612	$1,937,441	$4,177,879	$2,561,816	$4,932,415	$11,037,582
Dividends and interest receivable	473	702	1,425	625	2,102	3,990
Deposit at broker for option contracts	—	42,840	—	102,752	—	—
Prepaid expenses and other assets	—	—	—	6	2	33
Total assets	3,368,085	1,980,983	4,179,304	2,665,199	4,934,519	11,041,605
LIABILITIES:
Written option contracts, at value	37,638	45,879	137,460	102,724	94,815	205,670
Due to broker	203,357	—	121,013	—	597,586	1,421,519
Interest Payable	1,594	788	1,877	1,063	2,137	6,733
Payable to adviser (Note 3)	2,345	1,398	2,805	1,896	2,439	6,250
Payable for investments purchased	344	163	—	227	546	1,709
Total liabilities	245,278	48,228	263,155	105,910	697,523	1,641,881
NET ASSETS	$3,122,807	$1,932,755	$3,916,149	$2,559,289	$4,236,996	$9,399,724
Net Assets Consists of:
Paid-in capital	$2,885,994	$1,808,034	$4,076,446	$2,643,272	$3,819,475	$7,925,555
Total distributable earnings/ (accumulated losses)	236,813	124,721	(160,297)	(83,983)	417,521	1,474,169
Total net assets	$3,122,807	$1,932,755	$3,916,149	$2,559,289	$4,236,996	$9,399,724
Net assets	$3,122,807	$1,932,755	$3,916,149	$2,559,289	$4,236,996	$9,399,724
Shares issued and outstanding(a)	100,000	70,000	140,000	100,000	120,000	340,000
Net asset value per share	$31.23	$27.61	$27.97	$25.59	$35.31	$27.65
Cost:
Investments, at cost	$3,310,120	$1,910,477	$4,290,309	$2,558,438	$4,804,724	$10,967,605
Proceeds:
Written options premium	$64,216	$85,334	$122,842	$145,370	$84,344	$490,634

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

13

Kurv ETF Trust
Statements of Operations
For the Period Ended November 30, 2024 (Unaudited)

	Kurv Yield Premium Strategy Amazon (AMZN) ETF	Kurv Yield Premium Strategy Apple (AAPL) ETF	Kurv Yield Premium Strategy Google (GOOGL) ETF	Kurv Yield Premium Strategy Microsoft (MSFT) ETF	Kurv Yield Premium Strategy Netflix (NFLX) ETF	Kurv Yield Premium Strategy Tesla (TSLA) ETF
INVESTMENT INCOME:
Dividend income	$2,301	$1,512	$2,740	$2,308	$1,623	$4,923
Interest income	50,078	33,838	64,157	44,568	40,734	112,994
Total investment income	52,379	35,350	66,897	46,876	42,357	117,917
EXPENSES:
Investment advisory fee (Note 3)	11,259	8,034	14,282	9,927	9,467	26,273
Interest expense	1,594	788	1,877	1,063	2,138	6,733
Total expenses	12,853	8,822	16,159	10,990	11,605	33,006
Expense reimbursement by Adviser	(1,567)	(1,118)	(1,987)	(1,381)	(1,317)	(3,655)
Net expenses	11,286	7,704	14,172	9,609	10,288	29,351
NET INVESTMENT INCOME	41,093	27,646	52,725	37,267	32,069	88,566
REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) from:
Investments	(38,062)	108,404	4,989	(81,117)	183,530	1,507,142
Written option contracts expired or closed	201,064	65,795	63,257	10,045	206,243	573,276
Net realized gain/(loss)	163,002	174,199	68,246	(71,072)	389,773	2,080,418
Net change in unrealized appreciation/ (depreciation) on:
Investments	104,605	(17,214)	(155,697)	3,084	117,495	153,234
Written option contracts	25,971	8,325	(59,467)	35,689	(63,910)	219,564
Net change in unrealized appreciation/ (depreciation)	130,576	(8,889)	(215,164)	38,773	53,585	372,798
Net realized and unrealized gain/(loss)	293,578	165,310	(146,918)	(32,299)	443,358	2,453,216
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$334,671	$192,956	$(94,193)	$4,968	$475,427	$2,541,782

The accompanying notes are an integral part of these financial statements.

14

Kurv ETF Trust
Statements of Changes in Net Assets

	Kurv Yield Premium Strategy Amazon (AMZN) ETF		Kurv Yield Premium Strategy Apple (AAPL) ETF
	Period Ended November 30, 2024 (Unaudited)	Period Ended May 31, 2024(a)	Period Ended November 30, 2024 (Unaudited)	Period Ended May 31, 2024(b)
OPERATIONS:
Net investment income	$41,093	$18,613	$27,646	$14,385
Net realized gain/(loss)	163,002	179,658	174,199	(25,723)
Net change in unrealized appreciation/ (depreciation)	130,576	(46,506)	(8,889)	75,308
Net increase in net assets from operations	334,671	151,765	192,956	63,970
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(178,389)	(71,233)	(92,498)	(14,385)
Distributions from tax return of capital	—	—	—	(25,322)
Total distributions to shareholders	(178,389)	(71,233)	(92,498)	(39,707)
CAPITAL TRANSACTIONS:
Subscriptions	1,777,544	1,713,015	1,069,897	738,137
Redemptions	—	(604,566)	—	—
Net increase in net assets from capital transactions	1,777,544	1,108,449	1,069,897	738,137
Net increase in net assets	1,933,826	1,188,981	1,170,355	762,400
NET ASSETS:
Beginning of the period	1,188,981	—	762,400	—
End of the period	$ 3,122,807	$1,188,981	$1,932,755	$762,400
SHARES TRANSACTIONS
Subscriptions	60,000	60,000	40,000	30,000
Redemptions	—	(20,000)	—	—
Total increase in shares outstanding	60,000	40,000	40,000	30,000

(a)	Inception date of the Fund was October 31, 2023.
(b)	Inception date of the Fund was October 27, 2023.
The accompanying notes are an integral part of these financial statements.

15

Kurv ETF Trust
Statements of Changes in Net Assets (Continued)

	Kurv Yield Premium Strategy Google (GOOGL) ETF		Kurv Yield Premium Strategy Microsoft (MSFT) ETF
	Period Ended November 30, 2024 (Unaudited)	Period Ended May 31, 2024(a)	Period Ended November 30, 2024 (Unaudited)	Period Ended May 31, 2024(a)
OPERATIONS:
Net investment income	$52,725	$15,824	$37,267	$16,951
Net realized gain/(loss)	68,246	76,035	(71,072)	69,650
Net change in unrealized appreciation/ (depreciation)	(215,164)	88,116	38,773	7,251
Net increase/(decrease) in net assets from operations	(94,193)	179,975	4,968	93,852
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(192,932)	(53,148)	(135,246)	(47,557)
Total distributions to shareholders	(192,932)	(53,148)	(135,246)	(47,557)
CAPITAL TRANSACTIONS:
Subscriptions	2,667,497	1,408,950	1,587,427	1,055,845
Net increase in net assets from capital transactions	2,667,497	1,408,950	1,587,427	1,055,845
Net increase in net assets	2,380,372	1,535,777	1,457,149	1,102,140
NET ASSETS:
Beginning of the period	1,535,777	—	1,102,140	—
End of the period	$ 3,916,149	$1,535,777	$2,559,289	$1,102,140
SHARES TRANSACTIONS
Subscriptions	90,000	50,000	60,000	40,000
Total increase in shares outstanding	90,000	50,000	60,000	40,000

(a)	Inception date of the Fund was October 30, 2023.
The accompanying notes are an integral part of these financial statements.

16

Kurv ETF Trust
Statements of Changes in Net Assets (Continued)

	Kurv Yield Premium Strategy Netflix (NFLX) ETF		Kurv Yield Premium Strategy Tesla (TSLA) ETF
	Period Ended November 30, 2024 (Unaudited)	Period Ended May 31, 2024(a)	Period Ended November 30, 2024 (Unaudited)	Period Ended May 31, 2024(a)
OPERATIONS:
Net investment income	$32,069	$15,406	$88,566	$41,431
Net realized gain/(loss)	389,773	130,501	2,080,418	(240,144)
Net change in unrealized appreciation/ (depreciation)	53,585	63,635	372,798	(17,856)
Net increase/(decrease) in net assets from operations	475,427	209,542	2,541,782	(216,569)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(202,674)	(64,774)	(629,685)	(41,431)
Distributions from tax return of capital	—	—	—	(179,927)
Total distributions to shareholders	(202,674)	(64,774)	(629,685)	(221,358)
CAPITAL TRANSACTIONS:
Subscriptions	3,025,119	794,356	4,516,466	3,787,610
Redemptions	—	—	—	(378,522)
Net increase in net assets from capital transactions	3,025,119	794,356	4,516,466	3,409,088
Net increase in net assets	3,297,872	939,124	6,428,563	2,971,161
NET ASSETS:
Beginning of the period	939,124	—	2,971,161	—
End of the period	$ 4,236,996	$939,124	$9,399,724	$2,971,161
SHARES TRANSACTIONS
Subscriptions	90,000	30,000	190,000	170,000
Redemptions	—	—	—	(20,000)
Total increase in shares outstanding	90,000	30,000	190,000	150,000

(a)	Inception date of the Fund was October 26, 2023.
The accompanying notes are an integral part of these financial statements.

17

Kurv Yield Premium Strategy Amazon (AMZN) ETF
Financial Highlights
For a share outstanding throughout the periods presented

	Period Ended November 30, 2024 (Unaudited)	Period Ended May 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$29.72	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.63	0.71
Net realized and unrealized gain on investments(c)	3.28	6.39
Total from investment operations	3.91	7.10
LESS DISTRIBUTIONS FROM:
Net investment income	(2.40)	(2.38)
Total distributions	(2.40)	(2.38)
Net asset value, end of period	$31.23	$29.72
TOTAL RETURN(d)	13.86%	29.08%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,123	$1,189
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(e)	1.31%	1.15%
After expense reimbursement/recoupment(e)	1.15%	0.99%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(e)	0.99%	0.99%
Ratio of net investment income to average net assets(e)	4.20%	4.15%
Portfolio turnover rate(d)(f)	—%	—%

(a)	Inception date of the Fund was October 31, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

18

Kurv Yield Premium Strategy Apple (AAPL) ETF
Financial Highlights
For a share outstanding throughout the periods presented

	Period Ended November 30, 2024 (Unaudited)	Period Ended May 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.41	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.54	0.66
Net realized and unrealized gain on investments(c)	3.39	1.50
Total from investment operations	3.93	2.16
LESS DISTRIBUTIONS FROM:
Net investment income(b)	(1.73)	(0.69)
Return of capital	—	(1.06)
Total distributions	(1.73)	(1.75)
Net asset value, end of period	$27.61	$25.41
TOTAL RETURN(d)	15.82%	8.84%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,933	$762
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(e)	1.26%	1.15%
After expense reimbursement/recoupment(e)	1.10%	0.99%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(e)	0.99%	0.99%
Ratio of net investment income to average net assets(e)	3.96%	4.39%
Portfolio turnover rate(d)(f)	—%	—%

(a)	Inception date of the Fund was October 27, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

19

Kurv Yield Premium Strategy Google (GOOGL) ETF
Financial Highlights
For a share outstanding throughout the periods presented

	Period Ended November 30, 2024 (Unaudited)	Period Ended May 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$30.72	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.62	0.69
Net realized and unrealized gain (loss) on investments(c)	(1.21)	7.04
Total from investment operations	(0.59)	7.73
LESS DISTRIBUTIONS FROM:
Net investment income	(2.16)	(2.01)
Total distributions	(2.16)	(2.01)
Net asset value, end of period	$27.97	$30.72
TOTAL RETURN(d)	−1.91%	31.98%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,916	$1,536
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(e)	1.30%	1.15%
After expense reimbursement/recoupment(e)	1.14%	0.99%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(e)	0.99%	0.99%
Ratio of net investment income to average net assets(e)	4.25%	4.22%
Portfolio turnover rate(d)(f)	—%	—%

(a)	Inception date of the Fund was October 31, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

20

Kurv Yield Premium Strategy Microsoft (MSFT) ETF
Financial Highlights
For a share outstanding throughout the periods presented

	Period Ended November 30, 2024 (Unaudited)	Period Ended May 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$27.55	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.57	0.68
Net realized and unrealized gain (loss) on investments(c)	(0.61)	3.69
Total from investment operations	(0.04)	4.37
LESS DISTRIBUTIONS FROM:
Net investment income	(1.92)	(1.82)
Total distributions	(1.92)	(1.82)
Net asset value, end of period	$25.59	$27.55
TOTAL RETURN(d)	−0.15%	17.80%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,559	$1,102
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(e)	1.27%	1.15%
After expense reimbursement/recoupment(e)	1.11%	0.99%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(e)	0.99%	0.99%
Ratio of net investment income to average net assets(e)	4.32%	4.24%
Portfolio turnover rate(d)(f)	—%	—%

(a)	Inception date of the Fund was October 31, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

21

Kurv Yield Premium Strategy Netflix (NFLX) ETF
Financial Highlights
For a share outstanding throughout the periods presented

	Period Ended November 30, 2024 (Unaudited)	Period Ended May 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$31.30	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.63	0.74
Net realized and unrealized gain on investments(c)	7.02	8.57
Total from investment operations	7.65	9.31
LESS DISTRIBUTIONS FROM:
Net investment income	(3.64)	(3.01)
Total distributions	(3.64)	(3.01)
Net asset value, end of period	$35.31	$31.30
TOTAL RETURN(d)	26.03%	38.55%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$4,237	$939
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(e)	1.41%	1.15%
After expense reimbursement/recoupment(e)	1.25%	0.99%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(e)	0.99%	0.99%
Ratio of net investment income to average net assets(e)	3.90%	4.18%
Portfolio turnover rate(d)(f)	—%	—%

(a)	Inception date of the Fund was October 27, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

22

Kurv Yield Premium Strategy Tesla (TSLA) ETF
Financial Highlights
For a share outstanding throughout the periods presented

	Period Ended November 30, 2024 (Unaudited)	Period Ended May 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$19.81	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.45	0.68
Net realized and unrealized gain (loss) on investments(c)	10.45	(2.38)
Total from investment operations	10.90	(1.70)
LESS DISTRIBUTIONS FROM:
Net investment income	(3.06)	(1.28)
Return of capital	—	(2.21)
Total distributions	(3.06)	(3.49)
Net asset value, end of period	$27.65	$19.81
TOTAL RETURN(d)	59.24%	−7.71%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$9,400	$2,971
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(e)	1.44%	1.15%
After expense reimbursement/recoupment(e)	1.28%	0.99%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(e)	0.99%	0.99%
Ratio of net investment income to average net assets(e)	3.88%	5.35%
Portfolio turnover rate(d)(f)	—%	—%

(a)	Inception date of the Fund was October 27, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

23

Kurv ETF Trust
Notes to the Financial Statements
November 30, 2024
NOTE 1 – ORGANIZATION
The Kurv ETF Trust, formerly known as the Esoterica Themetic Trust, (the “Trust”), was organized as a Delaware statutory trust on July 2, 2019 and is authorized to issue multiple series or portfolios. The Trust is an open-end investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of seven operational exchange-traded funds (“ETFs”), six of which are presented herein, Kurv Yield Premium Strategy Amazon (AMZN) ETF (the “Kurv Yield Premium Strategy Amazon ETF”), Kurv Yield Premium Strategy Apple (AAPL) ETF (the “Kurv Yield Premium Strategy Apple ETF”), Kurv Yield Premium Strategy Google (GOOGL) ETF (the “Kurv Yield Premium Strategy Google ETF”), Kurv Yield Premium Strategy Microsoft (MSFT) ETF (the “Kurv Yield Premium Strategy Microsoft ETF”), Kurv Yield Premium Strategy Netflix (NFLX) ETF (the “Kurv Yield Premium Strategy Netflix ETF”), and Kurv Yield Premium Strategy Tesla (TSLA) ETF (the “Kurv Yield Premium Strategy Tesla ETF”), (collectively, the “Funds” or individually, a “Fund”). These financial statements relate only to the Funds. The Funds are each a non-diversified series of the Trust. The investment objective of each Fund is to seek to provide current income.
Kurv Investment Management LLC (the “Adviser”) is the investment adviser to each Fund. Prior to November 18, 2024, NEOS Investment Management LLC served as sub-adviser to the Funds.
Prior to November 18, 2024, each Fund was a series of NEOS ETF Trust (the “Predecessor Funds”). The Predecessor Funds were reorganized, from NEOS ETF Trust, a Delaware statutory trust, to a corresponding series of the Trust. This qualified as a tax-free reorganization under the Internal Revenue Code. As a series of the Trust, the Funds are a continuation of the identically-named Predecessor Fund managed by the Adviser. The Funds and the Predecessor Funds have the same investment objective, principal investment strategies and portfolio manager. On the date of the reorganization, shareholders who owned shares of the Predecessor Funds received shares and net assets of the corresponding Fund as follows.

	Net Assets	Shares Received
Kurv Yield Premium Strategy Amazon (AMZN) ETF	$3,101,995	100,000
Kurv Yield Premium Strategy Apple (AAPL) ETF	1,617,923	60,000
Kurv Yield Premium Strategy Google (GOOGL) ETF	3,215,639	110,000
Kurv Yield Premium Strategy Microsoft (MSFT) ETF	2,289,532	90,000
Kurv Yield Premium Strategy Netflix (NFLX) ETF	2,799,612	80,000
Kurv Yield Premium Strategy Tesla (TSLA) ETF	7,317,199	270,000

For financial reporting purposes, assets received, and shares issued by the Funds were recorded at fair value; however, the cost basis of the investments received from the Predecessor Funds was carried forward to align ongoing reporting of each Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The Funds have succeeded to the accounting and performance history of the Predecessor Funds. For financial reporting purposes, the Predecessor Funds’ financial and performance history prior to the reorganization is carried forward and reflected in the Funds’ financial statements and financial highlights. Fees and expenses associated with the reorganization were borne by the Adviser and are not subject to recoupment.
NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies” including Accounting Standards Update 2013-08.
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

24

Kurv ETF Trust
Notes to the Financial Statements
November 30, 2024 (Continued)
A.
Investment Valuation. The net asset value (“NAV”) of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets of each Fund by each Fund’s number of shares outstanding.

When calculating the NAV of each Fund’s shares, securities held by the Funds are valued at market quotations when reliable market quotations are readily available. Exchange traded securities and instruments (including equity securities, depositary receipts and ETFs) are generally valued at the last reported sale price on the principal exchange on which such securities are traded (at the NASDAQ Official Closing Price for NASDAQ listed securities), as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Over-the-counter securities and instruments not traded on an exchange are generally valued at the last traded price. Investments in open-end regulated investment companies are valued at NAV. In the absence of a recorded transaction sale price; or if the last sale price is unavailable, securities are valued at the mean between last bid and ask, as quoted. If an ask price is unavailable, the last bid price is used. Such valuations would typically be categorized as Level 1 or Level 2 in the fair value hierarchy described below.
Options traded on an exchange are generally valued at the 4:00 pm EST bid/ask mean price on the exchange or OTC market on which they principally trade. If the 4:00 pm bid/ask mean price is not available, then options shall be valued at the 4:15 pm EST bid/ask mean price. If neither bid/ask mean price is available, then options shall be valued at the last reported settlement price on the exchange or OTC market on which they principally trade.
When reliable market quotations are not readily available, securities are priced at their fair value as determined in good faith by the Adviser in accordance with the Trust’s valuation guidelines. Pursuant to Rule 2a-5 under the 1940 Act, the board of trustees has designated to each Fund the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable. The Funds may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. As of November 30, 2024, there were no securities internally fair valued and/or valued using a Level 3 valuation.
The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).
The three levels defined by the hierarchy are as follows:
Level 1 –
Quoted prices in active markets for identical assets that the Funds have the ability to access.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –
Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

25

Kurv ETF Trust
Notes to the Financial Statements
November 30, 2024 (Continued)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value each Fund’s investments as of November 30, 2024:
Kurv Yield Premium Strategy Amazon (AMZN) ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$324,743	$ —	$324,743
Money Market Funds	133,561	—	—	133,561
U.S. Treasury Bills	—	2,909,308	—	2,909,308
Total Investments	$133,561	$3,234,051	$—	$3,367,612
Liabilities:
Investments:
Written Options	$—	$(37,638)	$—	$(37,638)
Total Investments	$—	$(37,638)	$—	$(37,638)

Refer to the Schedule of Investments for further disaggregation of investment categories.
There were no transfers into or out of Level 3 fair value measurements during the reporting period.
Kurv Yield Premium Strategy Apple (AAPL) ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$69,290	$ —	$69,290
Money Market Funds	299,700	—	—	299,700
U.S. Treasury Bills	—	1,568,451	—	1,568,451
Total Investments	$299,700	$ 1,637,741	$—	$ 1,937,441
Liabilities:
Investments:
Written Options	$—	$(45,879)	$—	$(45,879)
Total Investments	$—	$(45,879)	$—	$(45,879)

Refer to the Schedule of Investments for further disaggregation of investment categories.
There were no transfers into or out of Level 3 fair value measurements during the reporting period.

26

Kurv ETF Trust
Notes to the Financial Statements
November 30, 2024 (Continued)
Kurv Yield Premium Strategy Google (GOOGL) ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$131,080	$ —	$131,080
Money Market Funds	947,698	—	—	947,698
U.S. Treasury Bills	—	3,099,101	—	3,099,101
Total Investments	$947,698	$3,230,181	$—	$4,177,879
Liabilities:
Investments:
Written Options	$—	$(137,460)	$—	$(137,460)
Total Investments	$—	$(137,460)	$—	$(137,460)

Refer to the Schedule of Investments for further disaggregation of investment categories.
There were no transfers into or out of Level 3 fair value measurements during the reporting period.
Kurv Yield Premium Strategy Microsoft (MSFT) ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$45,750	$ —	$45,750
Money Market Funds	294,979	—	—	294,979
U.S. Treasury Bills	—	2,221,087	—	2,221,087
Total Investments	$294,979	$2,266,837	$—	$2,561,816
Liabilities:
Investments:
Written Options	$ —	$(102,724)	$ —	$(102,724)
Total Investments	$—	$(102,724)	$—	$(102,724)

Refer to the Schedule of Investments for further disaggregation of investment categories.
There were no transfers into or out of Level 3 fair value measurements during the reporting period.
Kurv Yield Premium Strategy Netflix (NFLX) ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$809,358	$ —	$809,358
Money Market Funds	1,608,347	—	—	1,608,347
U.S. Treasury Bills	—	2,514,710	—	2,514,710
Total Investments	$1,608,347	$ 3,324,068	$—	$ 4,932,415

27

Kurv ETF Trust
Notes to the Financial Statements
November 30, 2024 (Continued)

	Level 1	Level 2	Level 3	Total
Liabilities:
Investments:
Written Options	$ —	$ (94,815)	$ —	$ (94,815)
Total Investments	$—	$ (94,815)	$—	$ (94,815)

Refer to the Schedule of Investments for further disaggregation of investment categories.
There were no transfers into or out of Level 3 fair value measurements during the reporting period.
Kurv Yield Premium Strategy Tesla (TSLA) ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$ 1,981,375	$ —	$1,981,375
Money Market Funds	2,317,191	—	—	2,317,191
U.S. Treasury Bills	—	6,739,016	—	6,739,016
Total Investments	$ 2,317,191	$ 8,720,391	$—	$ 11,037,582
Liabilities:
Investments:
Written Options	$—	$(205,670)	$—	$(205,670)
Total Investments	$—	$(205,670)	$—	$(205,670)

Refer to the Schedule of Investments for further disaggregation of investment categories.
There were no transfers into or out of Level 3 fair value measurements during the reporting period.
B.
Written Option Contracts. The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds write (sell) put or call options for hedging purposes, volatility management purposes, or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. When the Funds write (sell) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced daily to reflect the current value of the option written. Refer to Note 2 (A). for a pricing description. By writing an option, the Funds may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 (H). for further derivative disclosures and Note 2 (D). for further counterparty risk disclosure.

When an option expires on its stipulated expiration date or the Funds enters into a closing purchase transaction, the Funds realize gains or losses if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized appreciation or depreciation on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the premium originally received decreases the cost basis of the security and the Funds realize gains or losses from the sale of the underlying security. When a written put option is exercised, the cost of the security acquired is decreased by the premium received for the put.
C.
Purchased Option Contracts. The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds will purchase call or put options. When the Funds purchase an option contract, an amount equal to the premiums paid is included in the value of investments on the Statement of Assets and Liabilities, and is subsequently priced daily to reflect the value of the purchased option contract.

28

Kurv ETF Trust
Notes to the Financial Statements
November 30, 2024 (Continued)
Refer to Note 2 (A). for a pricing description. Refer to Note 2 (H). for further derivative disclosures and Note 2 (D). for further counterparty risk disclosure. When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized appreciation or depreciation on the underlying securities that may be held by the Funds. If the Funds exercise a call option, the cost of the security acquired is increased by the premium paid for the call. If the Funds exercise a put option, the premium paid for the put option increases the cost of the underlying security and a gain or loss is realized from the sale of the underlying security.
D.
Counterparty Risk. The Funds help manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor its obligations. The Adviser considers the credit worthiness of each counterparty to a contract in evaluating potential credit risk. Written options contracts sold on an exchange do not expose the Funds to counterparty risk; the exchange’s clearinghouse guarantees the options against counterparty non-performance. Over-the-counter options counterparty risk includes the risk of loss of the full amount of any net unrealized appreciation.

E.
Use of Estimates. The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement. Actual results could differ from those estimates.

F.
Federal Income Taxes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to federal income tax to the extent each Fund distributes substantially all its taxable net investment income and net capital gains to its shareholders. Therefore, no provision for federal income tax should be required. Management of the Funds is required to determine whether a tax position taken by the Funds is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements as of November 30, 2024. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. Management of the Funds are required to determine whether a tax position taken by the Funds is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, Management has concluded that the Funds do not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Funds did not incur any interest or penalties for the period ended November 30, 2024.

G.
Distributions to Shareholders. Each Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends monthly. The Funds will distribute net realized capital gains, if any, at least annually. The Funds may distribute such income dividends and capital gains more frequently, if necessary, to reduce or eliminate federal excise or income taxes on the Funds. The amount of any distribution will vary, and there is no guarantee the Funds will pay either an income dividend or a capital gains distribution.

H.
Derivatives. The Funds may utilize derivative instruments such as options and other instruments with similar characteristics to the extent that they are consistent with the Funds’ respective investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities. Derivatives also may create leverage which will amplify the effect of their performance on the Funds and may produce significant losses.

29

Kurv ETF Trust
Notes to the Financial Statements
November 30, 2024 (Continued)
For the period ended November 30, 2024, the Funds’ average derivative volume is described below:

Market Value
Kurv Yield Premium Strategy Amazon ETF
Purchased Option Contracts	$103,580
Written Option Contracts	$ (144,752)
Kurv Yield Premium Strategy Apple ETF
Purchased Option Contracts	$95,244
Written Option Contracts	$ (52,078)
Kurv Yield Premium Strategy Google ETF
Purchased Option Contracts	$108,111
Written Option Contracts	$(219,819)
Kurv Yield Premium Strategy Microsoft ETF
Purchased Option Contracts	$ 28,021
Written Option Contracts	$(138,632)
Kurv Yield Premium Strategy Netflix ETF
Purchased Option Contracts	$ 203,925
Written Option Contracts	$ (99,863)
Kurv Yield Premium Strategy Tesla ETF
Purchased Option Contracts	$763,007
Written Option Contracts	$(418,394)

The Funds have adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Funds’ Statement of Assets and Liabilities and Statement of Operations.
Statements of Assets and Liabilities
Fair values of derivative instruments as of November 30, 2024:

	Statements of Assets and Liabilities Location	Fair Value
		Assets	Liabilities
Kurv Yield Premium Strategy Amazon ETF
Purchased Option Contracts:
Equity	Investments, at value	$324,743	$—
Written Option Contracts:
Equity	Written option contracts, at value	—	37,638
Total Derivatives not accounted for as hedging instruments		$ 324,743	$ 37,638
Kurv Yield Premium Strategy Apple ETF
Purchased Option Contracts:
Equity	Investments, at value	$69,290	$—
Written Option Contracts:
Equity	Written option contracts, at value	—	45,879
Total Derivatives not accounted for as hedging instruments		$69,290	$45,879

30

Kurv ETF Trust
Notes to the Financial Statements
November 30, 2024 (Continued)

	Statements of Assets and Liabilities Location	Fair Value
		Assets	Liabilities
Kurv Yield Premium Strategy Google ETF
Purchased Option Contracts:
Equity	Investments, at value	$131,080	$—
Written Option Contracts:
Equity	Written option contracts, at value	—	137,460
Total Derivatives not accounted for as hedging instruments		$131,080	$137,460
Kurv Yield Premium Strategy Microsoft ETF
Purchased Option Contracts:
Equity	Investments, at value	$45,750	$—
Written Option Contracts:
Equity	Written option contracts, at value	—	102,724
Total Derivatives not accounted for as hedging instruments		$45,750	$102,724
Kurv Yield Premium Strategy Netflix ETF
Purchased Option Contracts:
Equity	Investments, at value	$809,358	$—
Written Option Contracts:
Equity	Written option contracts, at value	—	94,815
Total Derivatives not accounted for as hedging instruments		$809,358	$94,815
Kurv Yield Premium Strategy Tesla ETF
Purchased Option Contracts:
Equity	Investments, at value	$1,981,375	$—
Written Option Contracts:
Equity	Written option contracts, at value	—	205,670
Total Derivatives not accounted for as hedging instruments		$1,981,375	$205,670

Statements of Operations
The effect of derivative instruments on the Statements of Operations for the period ended November 30, 2024:

Net Realized Gain (Loss) on Derivatives
	Purchased Option Contracts*	Written Option Contracts	Total
Kurv Yield Premium Strategy Amazon ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$ (37,462)	$ 201,064	$ 163,602
Total	$ (37,462)	$ 201,064	$ 163,602

31

Kurv ETF Trust
Notes to the Financial Statements
November 30, 2024 (Continued)

	Net Realized Gain (Loss) on Derivatives
	Purchased Option Contracts*	Written Option Contracts	Total
Kurv Yield Premium Strategy Apple ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$ 108,799	$65,795	$ 174,594
Total	$ 108,799	$65,795	$ 174,594
Kurv Yield Premium Strategy Google ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$ 5,218	$63,257	$ 68,475
Total	$ 5,218	$63,257	$ 68,475
Kurv Yield Premium Strategy Microsoft ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$(80,690)	$10,045	$(70,645)
Total	$(80,690)	$10,045	$(70,645)
Kurv Yield Premium Strategy Netflix ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$ 184,306	$ 206,243	$ 390,549
Total	$ 184,306	$ 206,243	$ 390,549
Kurv Yield Premium Strategy Tesla ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$ 1,509,297	$ 573,276	$ 2,082,573
Total	$ 1,509,297	$ 573,276	$ 2,082,573

Net Change in Unrealized Appreciation (Depreciation) on Derivatives
	Purchased Option Contracts**	Written Option Contracts	Total
Kurv Yield Premium Strategy Amazon ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$ 57,171	$ 26,578	$ 83,749
Total	$ 57,171	$ 26,578	$ 83,749
Kurv Yield Premium Strategy Apple ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$ 26,796	$ 39,455	$ 66,251
Total	$ 26,796	$ 39,455	$ 66,251
Kurv Yield Premium Strategy Google ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$ (112,775)	$ (14,618)	$ (127,393)
Total	$ (112,775)	$ (14,618)	$ (127,393)

32

Kurv ETF Trust
Notes to the Financial Statements
November 30, 2024 (Continued)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives
	Purchased Option Contracts**	Written Option Contracts	Total
Kurv Yield Premium Strategy Microsoft ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$ 3,132	$ 42,646	$ 45,778
Total	$ 3,132	$ 42,646	$ 45,778
Kurv Yield Premium Strategy Netflix ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$ 127,428	$ (10,471)	$ 116,957
Total	$ 127,428	$ (10,471)	$ 116,957
Kurv Yield Premium Strategy Tesla ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$ 69,222	$284,964	$ 354,186
Total	$ 69,222	$ 284,964	$ 354,186

*	The amounts disclosed are included in the realized gain (loss) on investments in securities.
**	The amounts disclosed are included in the change in unrealized appreciation (depreciation) on investments in securities.
I. Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share and are primarily due to differing book and tax treatments for in-kind redemptions.
For the period ended November 30, 2024, the following adjustments were made:

	Distributable Earnings (Accumulated Loss)	Paid-in Capital
Kurv Yield Premium Strategy Amazon ETF	$ —	$ —
Kurv Yield Premium Strategy Apple ETF	—	—
Kurv Yield Premium Strategy Google ETF	—	—
Kurv Yield Premium Strategy Microsoft ETF	—	—
Kurv Yield Premium Strategy Netflix ETF	—	—
Kurv Yield Premium Strategy Telsa ETF	—	—

NOTE 3 – INVESTMENT ADVISORY AND OTHER AGREEMENTS
Management. The Adviser acts as each Fund’s investment adviser pursuant to an investment advisory agreement with the Trust (the “Investment Advisory Agreement”). Prior to November 18, 2024, NEOS Investment Management LLC served as sub-adviser to the Funds.
Under the terms of the Investment Advisory Agreement, the Adviser provides investment management services to the Funds and is responsible for the day-to-day operations of the Funds, subject to the oversight of the Board of Trustees (the “Board”) and the officers of the Trust. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services.
Pursuant to the Investment Advisory Agreement, each Fund pays the Adviser a monthly unitary management fee at an annual rate of 1.15%, based on each Fund’s average daily net assets.

33

Kurv ETF Trust
Notes to the Financial Statements
November 30, 2024 (Continued)
Under the Investment Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for the management fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses (“AFFE”), extraordinary expenses, and distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.
The Adviser has contractually agreed to waive its fees and reimburse expenses of the Fund until November 30, 2025, so that the Total Annual Operating Expenses After Fee Waiver and Reimbursement (excluding: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser)) will not exceed 0.99%, of average daily net assets (“Operating Expenses Limitation Agreement”). These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This Operating Expenses Limitation Agreement may be terminated only by the Board of Trustees on 60 days’ written notice to the Fund’s adviser, Kurv Investment Management LLC.
For the period ended November 30, 2024, the table below represents the amount each Fund incurred in management fees:

Management Fees
Kurv Yield Premium Strategy Amazon ETF	$9,692
Kurv Yield Premium Strategy Apple ETF	6,916
Kurv Yield Premium Strategy Google ETF	12,295
Kurv Yield Premium Strategy Microsoft ETF	8,546
Kurv Yield Premium Strategy Netflix ETF	8,150
Kurv Yield Premium Strategy Tesla ETF	22,618

Each Fund has agreed that it will repay the Adviser for fees and expenses waived or reimbursed for each Fund pursuant to the contractual expense limitation described above. Such repayment would increase each Fund’s expenses and would appear on the Statements of Operations as “Repayment of prior expenses waived and/or reimbursed by the Adviser.” However, repayment would only occur up to the point of each Fund’s expense cap.
Any such repayment must be made within three years from the date the expense was borne by the Adviser. Any such repayment made under any prior expense cap cannot cause each Fund’s Operating Expenses to exceed the lower of 0.99% of average daily net assets or the annual rate of daily net assets for each Fund under the terms of a prior expense cap. For the period ended November 30, 2024, the Funds did not repay expenses to the Adviser.
As of November 30, 2024, the amounts eligible for repayment and the associated period of expiration are as follows:

Expires May 31, 2028*
Kurv Yield Premium Strategy Amazon ETF	$2,281
Kurv Yield Premium Strategy Apple ETF	1,642
Kurv Yield Premium Strategy Google ETF	2,588
Kurv Yield Premium Strategy Microsoft ETF	2,020
Kurv Yield Premium Strategy Netflix ETF	1,906
Kurv Yield Premium Strategy Tesla ETF	4,893

*	Represents total eligible recoupment available.

34

Kurv ETF Trust
Notes to the Financial Statements
November 30, 2024 (Continued)
Administrator, Custodian, Transfer Agent and Accounting Agent. U.S. Bancorp Fund Services, LLC dba U.S. Bank Global Fund Services (“Fund Services”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds’ administrator and, in that capacity performs various administrative and accounting services for the Funds. Fund Services also serves as the Funds’ fund accountant, transfer agent, dividend disbursing agent and registrar. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; reviews the Funds’ advisory fee expense accrual and coordinates the preparation and payment of the advisory fees. U.S. Bank, N.A., an affiliate of Fund Services, serves as the Funds’ custodian. For the period ended November 30, 2024, there were no fees incurred from the service providers described above as the Adviser bore all such costs.
Distribution. Foreside Fund Services, LLC (the “Distributor”) serves as the principal underwriter for shares of the Funds and acts as each Fund’s distributor in a continuous public offering of the Funds’ shares and serves as the distributor of Creation Units for the Funds. Shares are continuously offered for sale by the Trust through the Distributor only in Creation Units, as described further in Note 7. Shares in less than Creation Units are not distributed by the Distributor. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).
PINE Advisors (“PINE”) provides treasury and complinace services to the Fund pursuant to a service agreement. for the period ended November 30, 2024, there were no fees incurred from the service providers described above as the Adviser bore all such costs.
NOTE 4 – RELATED PARTIES
Officers of the Trust were affiliated with the Distributor prior to the November 13, 2024 reorganization; however, as a result of the reorganization, no officers of the Trust are currently affiliated.
NOTE 5 – PURCHASES AND SALES OF SECURITIES
The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, during the period ended November 30, 2024, were as follows:

	Purchases	Sales
Kurv Yield Premium Strategy Amazon ETF	$ —	$ —
Kurv Yield Premium Strategy Apple ETF	—	—
Kurv Yield Premium Strategy Google ETF	—	—
Kurv Yield Premium Strategy Microsoft ETF	—	—
Kurv Yield Premium Strategy Netflix ETF	—	—
Kurv Yield Premium Strategy Telsa ETF	—	—

The costs of purchases and sales of in-kind transactions, during the period ended November 30, 2024, were as follows:

	Purchases In-Kind	Sales In-Kind
Kurv Yield Premium Strategy Amazon ETF	$ —	$ —
Kurv Yield Premium Strategy Apple ETF	—	—
Kurv Yield Premium Strategy Google ETF	—	—
Kurv Yield Premium Strategy Microsoft ETF	—	—
Kurv Yield Premium Strategy Netflix ETF	—	—
Kurv Yield Premium Strategy Telsa ETF	—	—

35

Kurv ETF Trust
Notes to the Financial Statements
November 30, 2024 (Continued)
NOTE 6 – TAX MATTERS
The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These differences are primarily attributable to redemption in-kind transactions. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period.
The tax character of the distributions paid during the period ended November 30, 2024 and May 31, 2024 are as follows:

	Period Ended November 30, 2024 Ordinary Income	Period Ended May 31, 2024 Ordinary Income	Return of Capital
Kurv Yield Premium Strategy Amazon ETF	$ 178,389	$ 71,233	$—
Kurv Yield Premium Strategy Apple ETF	92,498	14,385	25,322
Kurv Yield Premium Strategy Google ETF	192,932	53,148	—
Kurv Yield Premium Strategy Microsoft ETF	135,246	47,557	—
Kurv Yield Premium Strategy Netflix ETF	202,674	64,774	—
Kurv Yield Premium Strategy Telsa ETF	629,685	41,431	179,927

Net capital losses incurred after October 31 and late year losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. For the period ended May 31, 2024, the Funds did not have any late year losses nor post October losses. Capital loss carry forwards will retain their character as either short-term or long-term capital losses. At May 31, 2024, the following capital loss carry forwards were available:

	Indefinite Short-Term	Indefinite Long-Term	Total
Kurv Yield Premium Strategy Amazon ETF	$—	$ —	$—
Kurv Yield Premium Strategy Apple ETF	25,724	—	25,724
Kurv Yield Premium Strategy Google ETF	—	—	—
Kurv Yield Premium Strategy Microsoft ETF	—	—	—
Kurv Yield Premium Strategy Netflix ETF	—	—	—
Kurv Yield Premium Strategy Telsa ETF	240,143	—	240,143

As of May 31, 2024, the components of accumulated earnings (losses) for income tax purposes were as follows:

	Kurv Yield Premium Strategy Amazon ETF	Kurv Yield Premium Strategy Apple ETF	Kurv Yield Premium Strategy Google ETF
Federal income tax cost of investments	$1,217,750	$690,913	$1,439,862
Aggregate gross unrealized appreciation	1,031	75,309	99,896
Aggregate gross unrealized (depreciation)	(47,537)	—	(11,780)
Net unrealized appreciation (depreciation)	(46,506)	75,309	88,116
Undistributed Ordinary Income	127,038	—	38,711
Undistributed Long Term Capital Gains	—	—	—
Distributable Earnings	127,038	—	38,711
Accumulated capital and other gain/(loss)	—	(25,724)	1
Total distributable earnings (accumulated loss)	$80,532	$49,585	$126,828

36

Kurv ETF Trust
Notes to the Financial Statements
November 30, 2024 (Continued)

	Kurv Yield Premium Strategy Microsoft ETF	Kurv Yield Premium Strategy Netflix ETF	Kurv Yield Premium Strategy Telsa ETF
Federal income tax cost of investments	$1,086,206	$877,547	$2,922,803
Aggregate gross unrealized appreciation	7,251	63,656	66,214
Aggregate gross unrealized (depreciation)	—	(21)	(84,071)
Net unrealized appreciation (depreciation)	7,251	63,635	(17,857)
Undistributed Ordinary Income	39,044	81,133	—
Undistributed Long Term Capital Gains	—	—	—
Distributable Earnings	39,044	81,133	—
Accumulated capital and other gain/(loss)	—	—	(240,143)
Total distributable earnings (accumulated loss)	$46,295	$144,768	$(258,000)

NOTE 7 – SHARE TRANSACTIONS
Each Fund currently offers one class of shares, which has no front-end sales loads, no deferred sales charges, and no redemption fees. The standard fixed transaction fees for the Kurv Yield Premium Strategy Amazon ETF, Kurv Yield Premium Strategy Apple ETF, Kurv Yield Premium Strategy Google ETF, Kurv Yield Premium Strategy Microsoft ETF, Kurv Yield Premium Strategy Netflix ETF and Kurv Yield Premium Strategy Tesla ETF are $300, payable to the Custodian. Additionally, a variable transaction fee may be charged by the Funds of up to a maximum of 2% of the value of the Creation Units (inclusive of any transaction fees charged), for each creation or redemption. Variable transaction fees are imposed to compensate the Funds for the transaction costs associated with creation and redemption transactions. The Adviser may adjust or waive the transaction fees from time to time. The Funds may each issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.
Shares of the Kurv Yield Premium Strategy Amazon ETF, Kurv Yield Premium Strategy Apple ETF, Kurv Yield Premium Strategy Google ETF, Kurv Yield Premium Strategy Microsoft ETF, Kurv Yield Premium Strategy Netflix ETF and Kurv Yield Premium Strategy Tesla ETF are listed and traded on the CBOE BZX Exchange, Inc. (the “Exchange”). Market prices for the Shares may be different from their NAV. The Funds will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 10,000 Shares, called “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated basket of in-kind securities and/or cash. Once created, Shares generally will trade in the secondary market in amounts less than a Creation Unit and at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”) or (ii) a participant in the Depository Trust Company (“DTC”) and, in each case, must have executed a Participant Agreement with the Funds’ Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.
NOTE 8 – BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of the date of these financial statements, Kurv Investment Management LLC the advisor to Kurv Yield Premium Strategy Amazon ETF, Kurv Yield Premium Strategy Apple ETF, Kurv Yield Premium Strategy Google ETF, Kurv Yield Premium Strategy Microsoft ETF, Kurv Yield Premium Strategy Netflix ETF and Kurv Yield Premium Strategy Tesla ETF has no voting power of the shares outstanding of the Funds.

37

Kurv ETF Trust
Notes to the Financial Statements
November 30, 2024 (Continued)
NOTE 9 – PRINCIPAL RISKS
As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. The Funds are subject to the principal risks, any of which may adversely affect each Fund’s NAV, trading price, yield, total return and ability to meet their investment objectives.
This section discusses certain principal risks encounter by the Funds.
Single Issuer Risk. Issuer-specific attributes may cause an investment in the Funds to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of each Fund, which focuses on an individual security (“Underlying Security”), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.
Indirect Investment in AMZN Risk. Amazon faces risks associated with intense competition across different industries, including physical, e-commerce omnichannel retail, e-commerce services, web and infrastructure computing services, electronic devices, digital content, advertising, grocery, and transportation and logistics services; the expansion into new products, services, technologies and geographic regions; its international activities; the variability in the demand for its products and services; intellectual property rights; risks relating to successfully optimizing and operating its fulfilment network and data centers; data loss or other security breaches; maintaining key senior management personnel and the ability to hire and retain highly skilled and other key personnel; maintaining good supplier relationships, including content and technology licensors; the success of acquisitions or joint ventures or other investments; its rapidly evolving and expanding business model; and legal, regulatory and litigation issues.
Indirect Investment in APPL Risk. Apple’s business can be impacted by political events, trade and other international disputes, war, terrorism, natural disasters, public health issues, industrial accidents and other business interruptions. Global markets for Apple’s products and services are highly competitive and subject to rapid technological change, and the company may be unable to compete effectively in these markets.
Indirect Investment in GOOGL Risk. Google generates a significant portion of its revenues from advertising, and reduced spending by advertisers, a loss of partners, or new and existing technologies that block ads online and/or affect its ability to customize ads could harm its business. Google’s ongoing investment in new businesses, products, services, and technologies is inherently risky, and could divert management attention and harm its financial condition and operating results.
Indirect Investment in MSFT Risk. Microsoft Corporation is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of Microsoft Corporation but will be exposed to the performance of MSFT (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock. MSFT Trading Risk. The trading price of MSFT may be highly volatile and could continue to be subject to wide fluctuations in response to various factors.
Indirect Investment in NFLX Risk. Netflix, Inc. faces risks related to maintaining and expanding membership for its streaming services; competition in the entertainment video market; disruptions from the ongoing COVID-19 pandemic; unforeseen costs or liability in connection with content that is acquired, produced, licensed and/or distributed through its service; the ability to manage change and growth in its business; costs and challenges associated with strategic acquisitions and investments; regulatory changes and legal issues; protecting its intellectual property; consumer data privacy issues; and network operators handling and changing data access.
Indirect Investment in TSLA Risk. Tesla, Inc. is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of Tesla, Inc. but will be exposed to the performance of TSLA (the underlying

38

Kurv ETF Trust
Notes to the Financial Statements
November 30, 2024 (Continued)
stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock. TSLA Trading Risk. The trading price of TSLA may be highly volatile and could continue to be subject to wide fluctuations in response to various factors.
Call Writing Strategy Risk. By writing covered call options in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of the Underlying Security above the exercise prices of the written options, but will continue to bear the risk of declines in the value of the Underlying Security. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stock over time. In addition, the Fund’s ability to sell shares of the underlying stock will be limited while the option is in effect unless the Fund extinguishes the option position through the purchase of an offsetting identical option prior to the expiration of the written option.
The covered call strategy may be subject to imperfect matching or price correlation between the written options and the Underlying Fund, which could reduce the Fund’s returns. Exchanges may suspend the trading of options (for example due to volatile markets or if trading in the underlying stock is halted). If trading is suspended, the Fund may be unable to write or purchase options at times that may be desirable or advantageous to the Fund to do so. If the Fund is unable to extinguish the option position before exercise, the Fund may be required to deliver the corresponding shares of the underlying stock, resulting in increased transaction costs, tracking error, underinvestment, and potentially the realization of capital gains. Further, this could lead to re-purchasing shares of the underlying stock or selling the corresponding options at a less favorable price than the fund might have received had the options been extinguished.
Counterparty Risk. A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.
Covered Call Option Writing Risk. By writing covered call options, in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of the the Underlying Security above the exercise prices of such options, but will continue to bear the risk of declines in the value of the the Underlying Security. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. In addition, the Fund’s ability to sell the securities underlying the options will be limited while the options are in effect unless the Fund cancels out the option positions through the purchase of offsetting identical options prior to the expiration of the written options. Exchanges may suspend the trading of options in volatile markets. If trading is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to do so, which may increase the risk of tracking error.
Credit Risk. The risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.
Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset or rate. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.
Equity Risk. The net asset value of the Fund will fluctuate based on changes in the value of the U.S. equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

39

Kurv ETF Trust
Notes to the Financial Statements
November 30, 2024 (Continued)
Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.
Interest Rate Risk. The risk that fixed income securities and dividend paying equity securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.
Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Security. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.
Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.
Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.
Non-Diversified Risk. The Fund is non-diversified. This means that the Fund, unlike a diversified fund, will have a larger portion of its assets exposed to the performance of a single stock than a diversified fund. Because a relatively high percentage of the Fund’s assets will be exposed to the performance of a single stock related to one economic sector, the Fund’s portfolio may be more susceptible to any single economic, or regulatory occurrence than the portfolio of a diversified fund.
Options Risk. There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.
Portfolio Turnover Risk. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

40

Kurv ETF Trust
Notes to the Financial Statements
November 30, 2024 (Continued)
Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Security over the call period. This means that if the Underlying Security experiences an increase in value above the strike price of the sold call options during a call period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Security over the call period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Security over each call period, but has full exposure to any decreases in value experienced by the Underlying Security over the call period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Security. The degree of participation in the Underlying Security gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from call period to call period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Security, changes in interest rates, changes in the actual or perceived volatility of the Underlying Security and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Security changes and time moves towards the expiration of each call period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Security. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the the Underlying Security will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Security. When an investor purchases and sells shares of the Fund, such purchases and sales may affect the investor’s performance in light of the Fund’s share price trailing, tracking or outperforming the underlying stock. For example, if an investor purchases shares or sells shares of the Fund immediately prior to, after or during the period the Adviser is entering in covered call transactions for the Fund may heighten the difference between the share price of that investor’s shares and the performance the underlying stock over the period the investor owns Fund shares.
Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries.
US Treasury Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.
Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund’s valuation of the security or other asset and from the value used by the Underlying Index, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund’s shares. Authorized Participants who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the Fund not fair-valued securities or used a different valuation methodology. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
A more complete description of the principal risks to which each Fund is subject is included in the Funds’ prospectus under the heading “Principal Investment Risks”.

41

Kurv ETF Trust
Notes to the Financial Statements
November 30, 2024 (Continued)
NOTE 10 – GUARANTEES AND INDEMNIFICATIONS
In the normal course of business, the Trust, on behalf of the Funds, enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Trust organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. The Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.
NOTE 11 – SUBSEQUENT EVENTS
Management has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that there are no material events that would require recognition of disclosure in the Funds’ financial statements.

42

Kurv ETF Trust
Additional Information (Unaudited)
TAX INFORMATION
For the fiscal year ended May 31, 2024, certain dividends paid by the Funds may be subject to reduced tax rates, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Kurv Yield Premium Strategy Amazon ETF	0.00%
Kurv Yield Premium Strategy Apple ETF	0.00%
Kurv Yield Premium Strategy Google ETF	0.00%
Kurv Yield Premium Strategy Microsoft ETF	0.00%
Kurv Yield Premium Strategy Netflix ETF	0.00%
Kurv Yield Premium Strategy Telsa ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended May 31, 2024 were as follows:

Kurv Yield Premium Strategy Amazon ETF	0.00%
Kurv Yield Premium Strategy Apple ETF	0.00%
Kurv Yield Premium Strategy Google ETF	0.00%
Kurv Yield Premium Strategy Microsoft ETF	0.00%
Kurv Yield Premium Strategy Netflix ETF	0.00%
Kurv Yield Premium Strategy Telsa ETF	0.00%

For the year ended May 31, 2024, the percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for the Funds were as follows:

Kurv Yield Premium Strategy Amazon ETF	73.87%
Kurv Yield Premium Strategy Apple ETF	0.00%
Kurv Yield Premium Strategy Google ETF	70.23%
Kurv Yield Premium Strategy Microsoft ETF	64.36%
Kurv Yield Premium Strategy Netflix ETF	76.22%
Kurv Yield Premium Strategy Telsa ETF	0.00%

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
Information regarding how often shares of the Funds traded on the Exchanges at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds are available on the Funds’ website at www.kurvinvest.com.
HOUSEHOLDING
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of the prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
DISCLOSURE OF PORTFOLIO HOLDINGS
The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year to date as exhibits to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. They may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Funds’ full portfolio holdings are updated daily and available on the Funds’ website at www.kurvinvest.com.

43

Kurv ETF Trust
Additional Information (Unaudited) (Continued)
PROXY VOTING POLICIES AND PROCEDURES
A description of the policies and procedures the Funds uses to determine how to vote proxies relating to portfolio securities is provided in the Statements of Additional Information (“SAIs”). The SAI is available without charge upon request by calling toll-free at (833) 955-5878, by accessing the SEC’s website at http://www.sec.gov, or by accessing the Funds’ website at www.kurvinvest.com. Information on how the Funds’ voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request, by calling (833) 955-5878 or by accessing the website of the SEC.
TRUSTEES AND OFFICERS
Information regarding the Trustees and Officer is provided in the SAI. The SAI is available without charge upon request by calling toll-free at (833) 955-5878, by accessing the SEC’s website at http://www.sec.gov, or by accessing the Fund’s website at www.kurvinvest.com.

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(b) Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

This is not applicable to the Registrant.

Item 9. Proxy Disclosure for Open-End Investment Companies.

This is not applicable to the Registrant.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Each current Independent Trustee is paid an annual retainer of $10,000 with an additional $2,000 to the Board’s Chair, for his services as a Board member to the Trust, together with out-of-pocket expenses in accordance with the Board’s policy on travel and other business expenses relating to attendance at meetings. Independent Trustee fees are paid by the adviser to each series of the Trust through the applicable adviser’s unitary management fee, and not by the Fund. Annual Trustee fees may be reviewed periodically and changed by the Board. The Trust does not have a bonus, profit sharing, pension or retirement plan.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

At a special meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Kurv ETF Trust (the “Trust”) held on April 29, 2024, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of the Investment Advisory Agreement between the Trust, on behalf of each of Kurv Yield Premium Strategy Amazon (AMZN) ETF, Kurv Yield Premium Strategy Apple (AAPL) ETF, Kurv Yield Premium Strategy Google (GOOGL) ETF, Kurv Yield Premium Strategy Microsoft (MSFT) ETF, Kurv Yield Premium Strategy Netflix (NFLX) ETF, and Kurv Yield Premium Strategy Tesla (TSLA) ETF (each a “Yield Premium ETF”, collectively, the “Yield Premium ETFs”), and Kurv Investment Management LLC (“Kurv”), (the “Advisory Agreement”).

In advance of the Meeting, the Board requested and received materials to assist them in considering the approval of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Advisory Agreement and comparative information relating to the advisory fee and other expenses of each Yield Premium ETF. The materials also included due diligence materials relating to Kurv (including due diligence questionnaires completed by Kurv, select financial information of Kurv, bibliographic information regarding each Yield Premium ETF’s key management and investment advisory personnel, and comparative fee information relating to each Yield Premium ETF) and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters.

The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the approval of the Advisory Agreement. The Board relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement. In considering the approval of the Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. The Board reviewed materials provided by Kurv related to the proposed approval of the Advisory Agreement, including a review of the professional personnel who will be performing services for the Trust, Kurv’s compliance and risk management infrastructure, and its financial strength and resources. The Board also noted the extensive responsibilities that Kurv will have as investment adviser to each Yield Premium ETF, including: adherence to each Yield Premium ETF’s investment strategy and restrictions, buying and selling of securities and other transactions, voting proxies, managing each Yield Premium ETF’s derivatives risk management program, arranging for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Yield Premium ETFs to operate; oversight of general fund compliance with federal and state laws; and implementation of Board directives as they relate to the Yield Premium ETFs. The Board also considered research support available to, and management capabilities of, Kurv’s management personnel.

Additionally, the Board received satisfactory responses from the representatives of Kurv with respect to a series of questions, including whether Kurv was involved in any lawsuits or pending regulatory actions and whether the management of other accounts would conflict with its management of the Trust. The Board noted that the CCO of the Trust confirmed that Kurv’s policies and procedures were reasonably designed to prevent violations of applicable federal securities laws. The Board also noted Kurv’s representation that the prospectus and statement of additional information accurately describe the investment strategies of each of the Yield Premium ETFs. The Board then reviewed the capitalization of Kurv based on financial information provided by and representations made by Kurv and its representatives and concluded that Kurv was sufficiently well-capitalized in order to meet its obligations to each of the Yield Premium ETFs. The Board concluded that Kurv has sufficient quality and depth of personnel, resources, and investment methods to perform its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by Kurv to the Trust would be satisfactory.

Performance. Because the Yield Premium ETFs had not yet commenced operations and each of the NEOS ETF Trust Funds were new and had been operational for less than six months, the Board did not consider past performance.

Fees and Expenses. As to the costs of the services to be provided by Kurv, the Board discussed the comparison of advisory fees and total operating expense data and reviewed the proposed unitary fee of each Yield Premium ETF and overall expenses compared to peer funds selected by Kurv, each of which had similar investment objectives and strategies. The Board noted that the unitary fee to be paid by each Yield Premium ETF would be the same, 1.15%, and that each Yield Premium ETF, which would have substantially the same structure, would have the same estimated total expense ratios. The Board considered that Kurv proposed to limit the expenses of each Yield Premium ETF to 0.99% for at least two years from Fund launch following the anticipated reorganization of the corresponding NEOS Kurv ETF. The Board acknowledged that after the waiver, the net expenses of each Yield Premium ETF was generally in line with the net expenses of its peers.

The Board acknowledged Kurv’s belief that level of the unitary fee was justified due to the additional resources and sophistication required to manage the covered call strategies to be employed for the Yield Premium ETFs. The Board concluded that based on the nature, quality and extent of Kurv’s services to be provided to each Yield Premium ETF and comparative fee and expense data, the unitary fee to be charged by Kurv and the estimated expenses for each Yield Premium ETF were reasonable.

Profitability. The Board considered the level of profits that could be expected to accrue to Kurv with respect to each Yield Premium ETF based on profitability projections and analyses reviewed by the Board and the selected financial information provided to the Board by Kurv. The Board considered that the profitability projections were based on estimated costs of Kurv, which may prove higher or lower than expected. After review and discussion, the Board concluded the anticipated profit from Kurv’s relationship with each Yield Premium ETF would not be excessive.

Economies of Scale. As to the extent to which each Yield Premium ETF will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed Kurv’s expectations for growth of each Yield Premium ETF. The Board determined that because the Yield Premium ETFs had not yet commenced operations, economies of scale were not a factor. The Board further determined, however, that to the extent that material economies of scale were to be achieved in the future, and such economies of scale had not been shared with a Yield Premium ETF, the Board would seek to have those economies of scale shared with the applicable Yield Premium ETF in connection with future renewals of the Advisory Agreement. The Board recognized the uncertainty in launching a new investment product and estimating future asset levels.

Fall-Out Benefits. The Board considered potential benefits to Kurv from acting as investment adviser based on the potential success of each Yield Premium ETF but concluded that such benefits are not presently quantifiable. The Board noted that the Trust’s service providers are not affiliated with Kurv, so that such services do not give rise to “fall-out” benefits for Kurv and its affiliates.

Conclusion. Counsel assisted the Board throughout the agreement review process. The Board members relied upon the advice of counsel, and their own business judgement in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. Accordingly, having requested and received such information from Kurv as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement and as assisted by the advice of counsel, the Board, including a majority of the Independent Trustees, determined that with respect to the Advisory Agreement and each Yield Premium ETF that (a) the terms of the Advisory Agreement are reasonable; (b) the unitary fees are not unreasonable; and (c) the Advisory Agreement is in the best interests of each Yield Premium ETF and its shareholders.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Kurv ETF Trust

By:	/s/ Howard Chan
Howard Chan
President/Principal Executive Officer

Date:	February 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Howard Chan
Howard Chan
President/Principal Executive Officer

Date:	February 5, 2025

By:
Madeline Arment
Treasurer/Principal Financial Officer

Date:	February 5, 2025